Contractual assets with customers - exclusivity rights - Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contractual assets with customers - exclusivity rights
Initial balance	R$ 2,262,508	R$ 2,205,591	R$ 2,079,226
Additions	424,477	664,363	637,502
Amortization	(555,083)	(607,446)	(504,907)
Transfers			(6,230)
Final balance	2,131,902	2,262,508	R$ 2,205,591
Current	658,571	787,206
Non-current	R$ 1,473,331	R$ 1,475,302